Supplement, dated May 26, 2004 to the following
             Statements of Additional Information, dated May 3, 2004

                           Seligman Capital Fund, Inc.
                       Seligman Cash Management Fund, Inc.
                        Seligman Common Stock Fund, Inc.
               Seligman Communications and Information Fund, Inc.
                          Seligman Frontier Fund, Inc.
                        Seligman Global Fund Series, Inc.
                           Seligman Growth Fund, Inc.
                        Seligman High Income Fund Series
                      Seligman Income and Growth Fund, Inc.
                Seligman Investment Grade Fixed Income Fund, Inc.
                 Seligman LaSalle Real Estate Fund Series, Inc.
                      Seligman Municipal Fund Series, Inc.
                         Seligman Municipal Series Trust
                    Seligman New Jersey Municipal Fund, Inc.
                   Seligman Pennsylvania Municipal Fund Series
                  Seligman Time Horizon/Harvester Series, Inc.
                        Seligman Value Fund Series, Inc.
                           (collectively, the "Funds")


Effective June 1, 2004, the following paragraph replaces and supercedes the second paragraph of sub-section "Class C" under the heading "Purchase, Redemption and Pricing of Shares - Purchase of Shares" set forth in each Fund's Statement of Additional Information:

      Level Load Intermediaries are those financial intermediaries who offer Class C Shares without any initial front-end sales charge. At the current time, the Level Load Intermediaries are as follows: Advest, Inc., Citigroup Global Markets, Inc., First Clearing, LLC, KCD Financial, Inc., Lieblong & Associates, Inc., Linsco/Private Ledger Corporation, McDonald Investments Inc., Piper Jaffray & Co., Raymond James & Associates, Inc., Raymond James Financial Services, Inc., RBC Dain Rauscher Inc., UBS Financial Services, Inc., Wachovia Securities Financial Network, LLC and Wachovia Securities, LLC. From time to time, other Level Load Intermediaries may be added.